Other income / (losses), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Exchange (loss) / gain, net | $	$ (30)		$ 7		$ (46)
Rental income | $	82		51		32
Total | $	$ 52		$ 58		$ (14)
ZHEJIANG TIANLAN
Gain on disposal of property, plant and equipment		¥ 39		¥ 0		¥ 0
Subsidy income		5,957		5,537		2,262
Sales of scrapped materials		0		0		37
Investment income		0		1,661		(405)
Others		280		1,363		(7)
Other income, net		6,276		8,561		1,887
Bad debts written off		5,383		13,946		0
Impairment loss on property, plant and equipment		0		33,500		0
Investment loss		241		0		0
Other losses, net		5,624		47,446		0
Total		¥ 652		¥ (38,885)		¥ 1,887